Business developments (Details) (Morgan Stanley's Private Wealth Management Business, EMEA, USD $) In Billions, unless otherwise specified	Mar. 31, 2013
Morgan Stanley's Private Wealth Management Business, EMEA
Business Acquisition
Assets under management	$ 13.0